Equity	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
Equity
Note 14. - Equity

As of March 31, 2024, the share capital of the Company amounts to $11,615,905 ($11,615,905 as of December 31, 2023) represented by 116,159,054 ordinary shares (116,159,054 ordinary shares as of December 31,2023) fully subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.
Algonquin owns 42.2% of the shares of the Company and is its largest shareholder as of March 31, 2024. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

The Company accounts for its existing long-term incentive plans granted to employees as equity-settled in accordance with IFRS 2, Share-based Payment when incentives are being settled in shares. In the three-month period ended March 31, 2024, the Company has not issued any new shares (98,147 new shares in the three-month period ended March 31, 2023) to its employees to settle a portion of these plans.

Atlantica´s reserves as of March 31, 2024 are made up of share premium account and capital reserves.
Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.
Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.

Accumulated deficit primarily includes results attributable to Atlantica.
Non-controlling interest fully relate to interest held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Algerian Energy Company, SPA in Tenes, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, and by partners of the Company in the Chilean renewable energy platform in Chile PV 1, Chile PV 2 and Chile PV 3.
On February 29, 2024, the Board of Directors declared a dividend of $0.445 per share corresponding to the fourth quarter of 2023. The dividend was paid on March 22, 2024, for a total amount of $51.7 million.

In addition, the Company declared dividends to non-controlling interests in the three-month period ended March 31, 2024, primarily to Algonquin (interests in Amherst through AYES Canada, see Note 7) for $3.9 million ($5.9 million in the three-month period ended March 31, 2023).
As of March 31, 2024, and December 31, 2023, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.